Reclamation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reclamation Provision Abstract
Obligations of reclamation provision	$ 4,322	$ 4,274
Average rate of inflated percentage	2.43%	2.07%
Average rate of discounted percentage	3.55%	4.27%
Restricted cash	$ 821	$ 571